UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code	)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

  Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

FIRST QUARTER REPORT

JANUARY 31, 2015

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2015 (Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.21%
	Consumer Products - 0.21%
21,505,076	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (b)(c)(d)(e)	$4,171,985
	Total Corporate Bonds & Notes (Cost $21,505,076)	4,171,985
Claims - 0.78%
	Securities Brokerage - 0.78%
63,101,500	Lehman Brothers Holdings, Inc., SIPA Claims(a)	15,459,868
	Total Claims (Cost $15,775,375)	15,459,868

Shares

Common Stocks & Warrants - 95.46%
	Agricultural Equipment - 2.58%
1,178,413	AGCO Corp.	51,072,419
	Asset Management - 7.40%
2,798,013	Bank of New York Mellon Corp. (The)	100,728,468
896,204	Brookfield Asset Management, Inc., Class A (Canada)	45,688,480
		146,416,948
	Automotive - 7.98%
462,609	Cie Generale des Etablissements Michelin (France)	45,049,583
1,503,700	General Motors Co.	49,050,694
1,187,093	Toyota Industries Corp. (Japan)	63,894,176
		157,994,453
	Consumer Discretionary - 1.80%
484,705	Target Corp.	35,679,135
	Consumer Products - 0.00%
526,368	Home Products International, Inc. (a)(b)(c)(d)	—
	Depository Institutions - 8.48%
2,152,249	Comerica, Inc.	89,318,333
6,050,798	KeyCorp.	78,599,866
		167,918,199
	Diversified Holding Companies - 10.97%
3,990,000	Cheung Kong Holdings, Ltd. (Hong Kong)	76,140,344
760,880	Investor AB, Class B (Sweden)	27,687,435
150,319,880	Lai Sun Garment International, Ltd. (Hong Kong) (c)	19,298,041
561,726	Pargesa Holding S.A. (Switzerland)	40,586,631
9,428,000	Wheelock & Co., Ltd. (Hong Kong)	53,341,708
		217,054,159
	Financial Insurance - 0.01%
37	Manifold Capital LLC (a)(b)(c)(d)	285,000
	Industrials - 1.00%
165,180	Valmont Industries, Inc.	19,841,422
Shares	Security†	Value (Note 1)

	Insurance & Reinsurance - 6.72%
90,673	Alleghany Corp. (a)	$40,085,627
1,051,888	Loews Corp.	40,245,235
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a)(b)(d)	49,725
81,699	White Mountains Insurance Group, Ltd. (Bermuda)	52,661,541
		133,042,128
	Manufactured Housing - 5.42%
1,458,478	Cavco Industries, Inc. (a)(c)	107,212,718
	Materials - 2.89%
2,285,500	Canfor Corp. (Canada) (a)	57,106,024
	Media & Entertainment - 2.56%
923,300	CBS Corp., Class B, Non Voting Shares	50,606,073
	Non-U.S. Real Estate Operating Companies - 2.34%
9,718,000	Hang Lung Group, Ltd. (Hong Kong)	46,217,229
	Oil & Gas Production & Services - 11.33%
1,132,000	Apache Corp.	70,829,240
1,245,606	Devon Energy Corp.	75,072,674
1,524,802	Total S.A. (France)	78,268,637
		224,170,551
	Securities Brokerage - 2.00%
5,438,700	Daiwa Securities Group, Inc. (Japan)	39,516,329
	Semiconductor & Related - 2.02%
2,082,168	NVIDIA Corp.	39,988,036
	Senior Housing - 1.40%
822,000	Brookdale Senior Living, Inc. (a)	27,742,500
	Software - 2.91%
2,322,155	Symantec Corp.	57,519,779
	Steel & Specialty Steel - 3.47%
1,180,432	POSCO, ADR (South Korea)	68,736,555
	Telecommunications - 2.91%
16,353,677	Vodafone Group PLC (United Kingdom)	57,507,590
	U.S. Real Estate Operating
	Companies - 5.55%
1,221,894	Tejon Ranch Co. (a)(c)	30,083,030
200,255	Tejon Ranch Co., Warrants, expire 8/31/16 (a)(c)	294,375
2,214,890	Weyerhaeuser Co. (f)	79,403,807
		109,781,212
	Utilities - 3.72%
3,606,707	Covanta Holding Corp.	73,721,091
	Total Common Stocks & Warrants (Cost $1,638,551,209)	1,889,129,550

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

Investment Amount ($)	Security†	Value (Note 1)

Limited Partnerships - 0.00%#
	Insurance & Reinsurance - 0.00%#
1,805,000	Insurance Partners II Equity Fund, L.P. (a)(b)	$67,684
	Total Limited Partnerships (Cost $0)	67,684
	Total Investment Portfolio - 96.45% (Cost $1,675,831,660)	1,908,829,087
	Other Assets less Liabilities - 3.55%	70,179,642
	NET ASSETS - 100.00%	$1,979,008,729
	Investor Class:
	Net assets applicable to 589,531 shares outstanding	$32,554,414
	Net asset value, offering and redemption price per share	$55.22
	Institutional Class:
	Net assets applicable to 35,230,689 shares outstanding	$1,946,454,315
	Net asset value, offering and redemption price per share	$55.25

Notes:

ADR: American Depositary Receipt.

SIPA: Securities Investor Protection Act of 1970.

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.
Shares/ Principal Amount ($)	Issuer	Acquisition Date	Cost	Market Value Per Unit
526,368	Home Products International, Inc.	5/30/07	$54,667,471	$0.00
$ 21,505,076	Home Products International, Inc. 2nd Lien, Convertible, 6.000%Payment-in-kind Interest, due 3/20/17	3/16/07-10/2/14	21,505,076	19.40
37	Manifold Capital LLC	9/24/97-11/10/06	37,712,514	7,702.70
127,500	Olympus Re Holdings, Ltd.	12/20/01	11,911,136	0.39
At January 31, 2015, these restricted securities had a total market value of $4,506,710 or 0.23% of net assets of the Fund.

(e)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities.
(f)	Security is a Real Estate Investment Trust.
†	U.S. issuer unless otherwise noted.
#	Amount represents less than 0.01% of net assets.

Country Concentration

% of
Net Assets
United States	57.46%
Hong Kong	9.85
France	6.23
Japan	5.23
Canada	5.19
South Korea	3.47
United Kingdom	2.91
Bermuda	2.66
Switzerland	2.05
Sweden	1.40
Total	96.45%

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments

at January 31, 2015 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 98.67%
	Asset Management - 2.29%
189,832	Legg Mason, Inc.	$10,524,286
	Auto Parts and Services - 1.63%
205,504	Standard Motor Products, Inc.	7,492,676
	Bank & Thrifts - 9.29%
89,071	City National Corp.	7,721,565
180,850	Commerce Bancshares, Inc.	7,234,000
123,900	Cullen/Frost Bankers, Inc.	7,718,970
169,563	Prosperity Bancshares, Inc.	7,764,290
154,801	UMB Financial Corp.	7,510,944
517,875	Valley National Bankcorp	4,702,305
		42,652,074
	Business Services - 0.80%
135,433	Viad Corp.	3,653,982
	Chemicals & Industrial Materials - 2.95%
188,024	Stepan Co.	7,220,122
420,036	SunCoke Energy, Inc.	6,342,544
		13,562,666
	Consulting and Information
	Technology Services - 8.34%
286,592	FTI Consulting, Inc. (a)	11,655,697
497,566	Genpact Ltd. (Bermuda) (a)	9,986,150
168,903	ICF International, Inc. (a)	6,310,216
239,330	Syntel, Inc. (a)	10,351,022
		38,303,085
	Consumer Products and Services - 3.13%
147,715	CST Brands, Inc.	6,366,516
153,458	VCA, Inc. (a)	7,995,162
		14,361,678
	Diversified Holding Companies - 5.82%
39,050	Ackermans & van Haaren NV (Belgium)	4,644,292
579,165	Dundee Corp., Class A (Canada) (a)	5,478,526
1,980,031	JZ Capital Partners, Ltd. (Guernsey)	11,988,981
203,082	Leucadia National Corp.	4,603,869
		26,715,668
	Electronic Components - 4.14%
95,456	Anixter International, Inc. (a)	7,193,564
202,611	Ingram Micro, Inc., Class A (a)	5,101,745
282,750	Insight Enterprises, Inc. (a)	6,692,692
		18,988,001
	Energy Services - 3.42%
203,179	Era Group, Inc. (a)	4,575,591
63,926	SEACOR Holdings, Inc. (a)	4,599,476
96,552	SemGroup Corp., Class A	6,500,846
		15,675,913
	Forest Products & Paper - 1.46%
292,711	P.H. Glatfelter Co.	6,694,301
Shares	Security†	Value (Note 1)

	Healthcare - 3.64%
211,700	Patterson Cos., Inc.	$10,604,053
55,907	Teleflex, Inc.	6,125,171
		16,729,224
	Home Building - 1.55%
369,295	WCI Communities, Inc. (a)	7,131,086
	Industrial Capital Equipment
	Manufacturers - 4.34%
250,500	Barnes Group, Inc.	8,604,675
421,279	Rofin-Sinar Technologies, Inc. (a)	11,340,831
		19,945,506
	Industrial Equipment - 7.06%
257,200	Actuant Corp., Class A	5,943,892
173,406	Alamo Group, Inc.	7,811,940
42,967	CIRCOR International, Inc.	2,122,140
127,671	EnerSys, Inc.	7,453,433
263,921	LSB Industries, Inc. (a)	8,244,892
12,109	Regal-Beloit Corp.	833,705
		32,410,002
	Industrial Services - 16.87%
215,957	ABM Industries, Inc.	6,234,679
78,500	Clean Harbors, Inc. (a)	3,714,620
162,718	Cubic Corp.	8,508,524
440,861	Darling Ingredients, Inc. (a)	7,485,820
245,483	EMCOR Group, Inc.	9,907,694
139,546	Multi-Color Corp.	8,124,368
407,544	Tetra Tech, Inc.	9,385,738
99,110	UniFirst Corp.	11,509,644
257,019	World Fuel Services Corp.	12,586,220
		77,457,307
	Insurance & Reinsurance - 6.68%
20,143	Alleghany Corp. (a)	8,905,019
121,590	Arch Capital Group, Ltd. (Bermuda) (a)	7,048,572
275,885	HCC Insurance Holdings, Inc.	14,715,706
		30,669,297
	Metals Manufacturing - 2.06%
66,648	Encore Wire Corp.	2,041,428
107,276	Kaiser Aluminum Corp.	7,435,300
		9,476,728
	Securities Trading Services - 1.16%
111,048	Broadridge Financial Solutions, Inc.	5,329,193
	Software and Services - 5.82%
614,387	Allscripts Healthcare Solutions, Inc. (a)	7,317,349
379,098	CSG Systems International, Inc.	9,295,483
403,255	Progress Software Corp. (a)	10,101,538
		26,714,370
	U.S. Real Estate Investment Trust - 1.19%
139,319	Tanger Factory Outlet Centers Inc.	5,482,203

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies - 5.03%
143,227	Alico, Inc.	$6,809,012
203,867	Brookdale Senior Living, Inc. (a)	6,880,511
151,065	Forestar Group, Inc. (a)	2,004,633
84,239	Vail Resorts, Inc.	7,392,815
		23,086,971
	Total Common Stocks (Cost $360,463,919)	453,056,217
	Total Investment Portfolio - 98.67% (Cost $360,463,919)	453,056,217
	Other Assets less Liabilities - 1.33%	6,095,693
	NET ASSETS - 100.00%	$459,151,910
	Investor Class:
	Net assets applicable to 441,246 shares outstanding	$9,654,577
	Net asset value, offering and redemption price per share	$21.88
	Institutional Class:
	Net assets applicable to 20,447,567 shares outstanding	$449,497,333
	Net asset value, offering and redemption price per share	$21.98

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Country Concentration

% of
Net Assets
United States	90.15%
Bermuda	3.71
Guernsey	2.61
Canada	1.19
Belgium	1.01
Total	98.67%

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments

at January 31, 2015 (Unaudited)

Principal Amount		Security†	Value (Note 1)

Term Loans - 0.09%
		Non-U.S. Real Estate Operating Companies - 0.09%
		Concrete Investment I, Term Loan (Netherlands):
50,450	EUR	Tranche A2, 2.018% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	$57,008
19,273	EUR	Tranche A3, 2.100% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	21,779
		Concrete Investment II, Term Loan (Netherlands):
34,486	EUR	Tranche A2, 2.018% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	38,969
4,818	EUR	Tranche A3, 2.100% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	5,445
		IVG Immobilien AG, Term Loan (Netherlands):
1,055,434	EUR	Tranche A1, 9.518% Cash or Payment-in-kind Interest, due 9/30/17 (d)(g)(h)	1,192,635
1,557,947	EUR	Tranche A2, 9.518% Cash or Payment-in-kind Interest, due 9/30/17 (d)(g)(h)	1,760,472
		Total Term Loans (Cost $3,701,556)	3,076,308

Shares

Common Stocks & Warrants - 79.28%
		Banks - 3.74%
1,939,049		PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (a)	40,409,781
1,156,551		Wells Fargo & Co., Warrants, expire 10/28/18 (a)	21,396,193
2,773,300		Zions Bancorporation	66,448,268
			128,254,242
		Forest Products & Paper - 7.00%
2,428,900		Rayonier, Inc. (c)	71,288,215
4,706,158		Weyerhaeuser Co. (c)	168,715,764
			240,003,979
		Lodging & Hotels - 2.57%
544,624		Hersha Hospitality Trust (c)	3,638,088
450,000		Hyatt Hotels Corp., Class A (a)	25,317,000
6,848,517		Millennium & Copthorne Hotels PLC (United Kingdom)	59,393,029
			88,348,117

		Non-U.S. Real Estate
		Consulting/Management - 2.09%
6,002,254		Countrywide PLC (United Kingdom)	41,464,182
2,752,003		Savills PLC (United Kingdom)	30,200,634
			71,664,816
Shares	Security†	Value (Note 1)

	Non-U.S. Real Estate
	Investment Trusts - 10.50%
12,070,176	Dexus Property Group (Australia)	$72,084,111
366,031	Gecina S.A. (France)	47,961,921
9,910,908	Hammerson PLC (United Kingdom)	102,556,387
8,839,052	Segro PLC (United Kingdom)	54,737,273
1,154,265	Wereldhave N.V. (Netherlands)	83,049,471
		360,389,163
	Non-U.S. Real Estate
	Operating Companies - 26.79%
1,546,126	Brookfield Asset Management, Inc., Class A (Canada)	78,821,503
7,018,000	Cheung Kong Holdings, Ltd. (Hong Kong)	133,923,042
11,544,950	City Developments Ltd. (Singapore)	85,570,891
17,530,000	Global Logistic Properties Ltd. (Singapore)	32,707,315
14,967,134	Globe Trade Centre S.A. (Poland) (a)	19,387,000
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	24,631,041
10,438,657	Henderson Land Development Co., Ltd. (Hong Kong)	74,415,278
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	54,972,419
135,653,174	Inmobiliaria Colonial S.A. (Spain) (a)	91,925,045
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	31,704,094
25,312,837	Songbird Estates PLC (United Kingdom) (a)	133,597,960
11,760,055	Westfield Corp. (Australia) (c)	89,707,782
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	67,754,945
		919,118,315
	Real Estate Consulting/Management - 2.15%
1,584,200	Realogy Holdings Corp. (a)	73,665,300
	Retail-Building Products - 2.38%
1,206,930	Lowe’s Cos., Inc.	81,781,577
	Senior Housing - 1.84%
1,873,595	Brookdale Senior Living, Inc. (a)	63,233,831
	U.S. Real Estate Investment Trusts - 14.63%
3,460,150	Equity Commonwealth	91,174,953
5,208,031	First Industrial Realty Trust, Inc.	113,170,514
1,179,882	Post Properties, Inc.	71,677,831
2,515,510	Starwood Waypoint Residential Trust (b)	60,975,962
1,829,978	Tanger Factory Outlet Centers, Inc.	72,009,634
380,097	Urban Edge Properties	9,023,503
760,194	Vornado Realty Trust	83,955,825
		501,988,222
	U.S. Real Estate Operating Companies - 5.59%
5,846,798	Forest City Enterprises, Inc., Class A (a)	143,246,551
941,627	Tejon Ranch Co. (a)	23,182,857
139,089	Tejon Ranch Co., Warrants, expire 8/31/16 (a)	204,461
3,369,445	Trinity Place Holdings, Inc. (a)(d)(e)	25,124,268
		191,758,137
	Total Common Stocks & Warrants (Cost $1,990,168,698)	2,720,205,699

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

Shares		Security†	Value (Note 1)

Preferred Stocks - 0.88%
		Non-U.S. Real Estate Operating Companies - 0.88%
189,696		Concrete Investments II SCA (Luxembourg) (a)	$30,116,941
		Total Preferred Stocks (Cost $27,535,807)	30,116,941

Units

Private Equities - 3.13%
		U.S. Real Estate Operating Companies - 3.13%
28,847,217		Newhall Holding Co. LLC, Class A Units (a)(b)	107,455,883
		Total Private Equities (Cost $75,516,192)	107,455,883

Notional
Amount

Purchased Options - 0.09%
		Foreign Currency Put Options - 0.09% (a)
34,000,000	AUD	Australian Currency, strike 0.8291 AUD, expire 2/5/15	1,736,540
53,000,000	AUD	Australian Currency, strike 0.7945 AUD, expire 3/5/15	1,262,476
		Total Purchased Options (Cost $1,020,000)	2,999,016

Principal Amount ($)

Short Term Investments - 2.91%
	U.S. Government Obligations - 2.91%
100,000,000	U.S. Treasury Bills, 0.01% #, due 2/5/15	99,999,931
	Total Short Term Investments (Cost $99,999,931)	99,999,931
	Total Investment Portfolio - 86.38% (Cost $2,197,942,184)	2,963,853,778
	Other Assets less Liabilities - 13.62% (f)	467,256,991
	NET ASSETS - 100.00%	$3,431,110,769
	Investor Class:
	Net assets applicable to 12,590,674 shares outstanding	$404,764,357
	Net asset value, offering and redemption price per share	$32.15
	Institutional Class:
	Net assets applicable to 93,648,256 shares outstanding	$3,026,346,412
	Net asset value, offering and redemption price per share	$32.32

Notes:

AUD: Australian Dollar.

EUR: Euro.

(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Fair-valued security.
(e)	Security subject to restrictions on resale.

				Market
		Acquisition		Value
Shares	Issuer	Date	Cost	Per Unit
3,369,445	Trinity Place Holdings, Inc.	10/2/13 -11/6/13	$13,477,776	$7.46

At January 31, 2015, the restricted security had a total market value of $25,124,268 or 0.73% of net assets of the Fund.

(f)	Includes restricted cash pledged to and received from counterparty as collateral management for forward foreign currency contracts and options.
(g)	Variable rate security. The rate disclosed is in effect as of January 31, 2015.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
†	U.S. issuer unless otherwise noted.
#	Annualized yield at date of purchase.

Country Concentration

% of
Net Assets
United States*	44.21%
United Kingdom	13.22
Hong Kong	10.37
Australia	4.80
Singapore	3.45
Spain	2.68
Netherlands	2.51
Canada	2.30
France	1.40
Luxembourg	0.88
Poland	0.56
Total	86.38%

* Includes cash equivalents.

Schedule of Written Options

Notional Amount		Security	Expiration Date	Strike Price	Value
34,000,000	AUD	Australian Currency, Call	2/5/15	0.8400 AUD	$150
53,000,000	AUD	Australian Currency, Call	3/5/15	0.8075 AUD	177,131
		(Premiums received $1,020,000)			$177,281

AUD: Australian Dollar.

Schedule of Forward Foreign Currency Contracts

					Unrealized
		Settlement	Settlement	Value at	Appreciation
Contracts to Sell	Counterparty	Date	Value	1/31/15	/(Depreciation)
41,544,700 GBP	JP Morgan Chase Bank, N.A.	2/5/15	$65,250,903	$62,572,323	$2,678,580
41,544,700 GBP	Morgan Stanley & Co. LLC	2/5/15	65,230,077	62,572,323	2,657,754
121,504,000 EUR	Goldman Sachs & Co.	2/26/15	137,773,167	137,330,647	442,520
105,000,000 EUR	Morgan Stanley & Co. LLC	2/26/15	118,268,514	118,676,899	(408,385)
					$5,370,469

EUR: Euro.

GBP: British Pound.

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments

at January 31, 2015 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks - 95.32%
	Automotive - 8.21%
136,764	Daimler AG (Germany)	$12,385,952
168,236	LEONI AG (Germany)	10,495,519
		22,881,471
	Building & Construction
	Products/Services - 7.53%
9,983,982	Tenon, Ltd. (New Zealand) (a)(b)	13,801,267
321,751	Titan Cement Co. S.A. (Greece)	7,183,725
		20,984,992
	Capital Goods - 2.75%
242,965	Nexans S.A. (France) (a)	7,652,331
	Diversified Holding Companies - 9.47%
4,075,126	GP Investments, Ltd., BDR (Brazil) (a)	8,201,129
398,233	Leucadia National Corp.	9,027,942
126,807	Pargesa Holding S.A. (Switzerland)	9,162,241
		26,391,312
	Diversified Operations - 4.44%
936,200	Hutchison Whampoa, Ltd. (Hong Kong)	12,389,834
	Financials - 3.17%
1,075,607	BinckBank N.V. (Netherlands)	8,835,071
	Food & Beverage - 1.27%
911,208	C&C Group PLC (Ireland)	3,551,694
	Forest Products & Paper - 8.92%
56,890,760	Rubicon, Ltd. (New Zealand) (a)(b)	14,383,286
292,343	Weyerhaeuser Co. (c)	10,480,497
		24,863,783
	Insurance - 6.28%
28,405	Munich Re (Germany)	5,694,655
18,319	White Mountains Insurance Group, Ltd. (Bermuda)	11,808,061
		17,502,716
	Investment Technology Services - 1.48%
119,718	Otsuka Corp. (Japan)	4,133,606
	Media - 3.24%
382,027	Vivendi S.A. (France)	9,033,905
	Metals & Mining - 6.46%
982,963	Antofagasta PLC (Chile)	9,584,061
9,219,512	Capstone Mining Corp. (Canada) (a)	8,416,333
		18,000,394
	Oil & Gas Production & Services - 6.04%
2,071,199	Petroleum Geo-Services ASA (Norway)	11,261,717
15,000,000	Vard Holdings Ltd. (Singapore) (a)	5,582,954
		16,844,671
	Pharmaceuticals - 2.08%
63,078	Sanofi (France)	5,811,973
	Real Estate - 9.73%
1,939,460	Atrium European Real Estate, Ltd. (Austria)	9,051,222
117,000	Mitsui Fudosan Co., Ltd. (Japan)	2,957,949
1,908,389	Oberoi Realty Ltd. (India)	8,691,994
1,034,868	Segro PLC (United Kingdom) (c)	6,408,589
		27,109,754

		Value
Shares	Security†	(Note 1)

	Retail & Restaurants - 2.59%
1,301,100	Arcos Dorados Holdings, Inc., Class A (Argentina)	$7,221,105
	Securities Brokerage - 1.47%
562,600	Daiwa Securities Group, Inc. (Japan)	4,087,721
	Telecommunications - 8.11%
2,794,322	Telefonica Deutschland Holding AG (Germany)	15,502,226
2,017,429	Vodafone Group PLC (United Kingdom)	7,094,275
		22,596,501
	Transportation Infrastructure - 2.08%
1,134,002	Santos Brasil Participacoes S.A. (Brazil)	5,798,382
	Total Common Stocks (Cost $289,561,683)	265,691,216
	Total Investment Portfolio - 95.32% (Cost $289,561,683)	265,691,216
	Other Assets less Liabilities - 4.68%	13,035,010
	NET ASSETS - 100.00%	$278,726,226
	Investor Class:
	Net assets applicable to 502,242 shares outstanding	$7,972,652
	Net asset value, offering and redemption price per share	$15.87
	Institutional Class:
	Net assets applicable to 17,092,559 shares outstanding	$270,753,574
	Net asset value, offering and redemption price per share	$15.84

Notes:
BDR: Brazilian Depositary Receipt.
(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
†	U.S. issuer unless otherwise noted.

Country Concentration

% of
Net Assets
Germany	15.81%
New Zealand	10.11
France	8.07
United States	7.00
Brazil	5.02
United Kingdom	4.84
Hong Kong	4.45
Bermuda	4.24
Norway	4.04
Japan	4.01
Chile	3.44
Switzerland	3.29
Austria	3.25
Netherlands	3.17
India	3.12
Canada	3.02
Argentina	2.59
Greece	2.58
Singapore	2.00
Ireland	1.27
Total	95.32%

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments

at January 31, 2015 (Unaudited)

Principal			Value
Amount ‡/Units		Security†	(Note 1)

Corporate Bonds & Notes - 56.86%
		Chemicals - 0.56%
29,549,893		Reichhold Industries, Inc., due 5/18/17 (a)(b)*	$13,297,452
		Consumer Products - 6.27%
		Ideal Standard International S.A. (Luxembourg):
25,868,364	EUR	Series B, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18 (g)	27,331,089
30,475,697	EUR	Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18 (e)(g)	28,066,458
105,000,000		Sun Products Corp. (The), 7.750%, due 3/15/21 (a)	93,187,500
			148,585,047
		Energy - 2.60%
8,500,000		American Eagle Energy Corp., 11.000%, due 9/1/19 (a)	3,208,750
		Global Geophysical Services, Inc.*:
45,925,000		due 5/1/17	746,281
15,599,000		due 5/1/17	253,484
		Hercules Offshore, Inc.:
10,000,000		10.250%, due 4/1/19 (a)	4,150,000
32,380,000		8.750%, due 7/15/21 (a)	11,474,662
3,000,000		7.500%, due 10/1/21 (a)	1,042,500
5,000,000		6.750%, due 4/1/22 (a)	1,725,000
20,150,000		IronGate Energy Services LLC, 11.000%, due 7/1/18 (a)	10,780,250
3,000,000		Lone Pine Resources, Inc., Escrow, due 2/15/17 (b)*	—
		New Gulf Resources LLC/NGR Finance Corp.:
10,000,000		11.750%, due 5/15/19 (a)	6,900,000
5,310,000		10.000% Cash or 12.000% Payment-in-kind Interest, due 11/15/19 (a)(g)	1,725,750
1,000,000		Niska Gas Storage Canada ULC/ Niska Gas Storage Canada Finance Corp., 6.500%, due 4/1/19 (Canada)	787,500
		Quicksilver Resources, Inc.:
12,000,000		9.125%, due 8/15/19	1,500,000
22,847,000		11.000%, due 7/1/21	3,084,345
14,757,000	CAD	Southern Pacific Resource Corp., due 1/25/18 (Canada) (a)*	522,598
17,500	^	US Shale Solutions, Inc., 12.500%, due 9/1/17 (a)	13,650,000
			61,551,120
		Financials - 2.99%
25,000,000		CNG Holdings, Inc., 9.375%, due 5/15/20 (a)	14,687,500
46,000,000		DFC Finance Corp., 10.500%, due 6/15/20 (a)	34,270,000
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	4,533,750
17,185,861		due 10/14/08	2,513,432
10,000,000		due 10/22/08	1,462,500
25,000,000		due 11/24/08	3,656,250
12,205,000		due 12/23/08	1,784,981
6,771,301		due 4/3/09	990,303
30,000,000		due 1/14/11	4,425,000

Principal			Value
Amount ‡		Security†	(Note 1)

		Financials (continued)
		Lehman Brothers Holdings, Inc.*:
10,000,000		due 1/24/13	$1,487,500
7,113,000		due 2/9/17	1,031,385
			70,842,601
		Food & Beverage - 1.57%
40,755,000		American Seafoods Group LLC/ American Seafoods Finance, Inc., 10.750%, due 5/15/16 (a)	37,188,937
		Gaming & Entertainment - 3.95%
105,000,000		Caesars Entertainment Operating Co., Inc., due 12/15/18*	19,950,000
		Codere Finance Luxembourg S.A. (Luxembourg)*:
55,878,000	EUR	due 6/15/15	39,779,357
26,910,000		due 2/15/19 (a)	16,415,100
18,258,582		Majestic Star Casino, LLC, 12.500% Cash or 14.500% Payment-in-kind Interest, due 12/1/16 (a)(g)	17,345,653
			93,490,110
		Healthcare - 2.97%
30,000,000		21st Century Oncology, Inc., 9.875%, due 4/15/17.	28,950,000
		InVentiv Health, Inc.:
35,000,000		10.000% Cash or 12.000% Payment-in-kind Interest, due 8/15/18 (a)(g)	34,037,500
8,000,000		11.000%, due 8/15/18 (a)	7,360,000
			70,347,500
		Home Construction - 1.62%
41,458,000		New Enterprise Stone & Lime Co., Inc., 11.000%, due 9/1/18	38,348,650
		Manufacturing - 3.54%
31,000,000		Euramax International, Inc., 9.500%, due 4/1/16	29,140,000
68,000,000		Liberty Tire Recycling LLC, 11.000%, due 10/1/16 (a)	54,740,000
			83,880,000
		Media/Cable - 5.22%
43,000,000		Cengage Learning Acquisitions, Inc., Escrow due 4/15/20 (b)*	—
150,000,000		iHeartCommunications Inc., 12.000% Cash plus 2.000% Payment-in-kind Interest, due 2/1/21 (g)	123,562,500
			123,562,500
		Metals & Mining - 5.73%
61,500,000	CAD	Allied Nevada Gold Corp., 8.750%, due 6/1/19 (a)	19,736,917
6,700,000		American Gilsonite Co., 11.500%, due 9/1/17 (a)	6,365,000
48,957,000	EUR	Boats Investments Netherlands B.V., 11.000% Payment-in-kind Interest, due 3/31/17 (Netherlands) (g)	36,815,126
		New World Resources N.V. (Netherlands):
34,966,026	EUR	8.000% Cash or 11.000% Payment-in-kind Interest, due 4/7/20 (a)(g)	27,460,437
13,403,643	EUR	4.000% Cash or 8.000% Payment-in-kind Interest, due 10/7/20 (a)(g)	5,679,766

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

Principal		Value
Amount ‡	Security†	(Note 1)

Corporate Bonds & Notes (continued)
	Metals & Mining (continued)
37,000,000	Noranda Aluminum Acquisition Corp., 11.000%, due 6/1/19	$36,445,000
23,500,000	Walter Energy, Inc., 8.500%, due 4/15/21	3,172,500
		135,674,746
	Retailers - 2.07%
	Claire’s Stores, Inc.:
2,500,000	8.875%, due 3/15/19	1,775,000
115,250,000	7.750%, due 6/1/20 (a)	47,252,500
		49,027,500
	Services - 7.98%
120,998,706	Affinion Group Holdings, Inc., 13.750% Cash or 14.500% Payment-in-kind Interest, due 9/15/18 (g)	81,069,133
41,552,020	Affinion Investment LLC, 13.500%, due 8/15/18	28,722,834
	Altegrity, Inc.*:
35,740,000	due 7/1/20 (a)	16,083,000
120,871,840	due 7/1/20 (a)	54,392,328
15,825,000	SunGard Availability Services Capital Inc., 8.750%, due 4/1/22 (a)	8,782,875
		189,050,170
	Technology - 0.17%
28,118,000	THQ, Inc., due 8/15/14*	4,077,110
	Transportation Services - 4.68%
32,500,000	Ceva Group PLC, 9.000%, due 9/1/21 (United Kingdom) (a)	28,518,750
85,000,000	Western Express, Inc., 12.500%, due 4/15/15 (a)	82,450,000
		110,968,750
	Utilities - 4.94%
4,000,000	Energy Future Holdings Corp., due 11/15/34*	3,780,000
93,945,847	Energy Future Intermediate Holdings Co. LLC/EFIH Finance, Inc., due 12/1/18*(a)	104,279,890
	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.*:
60,000,000	due 11/1/15	5,325,000
40,000,000	due 11/1/16	3,550,000
		116,934,890
	Total Corporate Bonds & Notes (Cost $1,752,048,078)	1,346,827,083
Term Loans - 10.46%
	Chemicals - 1.25%
4,057,288	Reichhold Holdings International B.V., DIP Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 2/17/15 (Netherlands) (b)(g)	4,057,288
1,900,212	Reichhold Holdings Inc., DIP Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 2/17/15 (b)(g)	1,900,212

Principal			Value
Amount ‡		Security†	(Note 1)

		Chemicals (continued)
24,937,500		Vertellus Specialties, Inc., Term Loan, 10.500%, due 10/10/19 (c)	$23,690,625
			29,648,125
		Energy - 2.07%
40,703,101		Global Geophysical Services, Inc., OID, DIP Loan B, 12.000%, due 5/1/15 (b)(c)	39,889,039
15,000,000		Templar Energy LLC, Term Loan B, 2nd Lien, 8.500%, due 11/25/20 (c)	9,000,000
			48,889,039
		Financials - 0.08%
		Concrete Investment I, Term Loan (Netherlands):
32,255	EUR	Tranche A2, 2.018% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	36,448
12,322	EUR	Tranche A3, 2.100% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	13,924
		Concrete Investment II, Term Loan (Netherlands):
22,048	EUR	Tranche A2, 2.018% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	24,915
3,081	EUR	Tranche A3, 2.100% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	3,481
		IVG Immobilien AG, Term Loan (Netherlands):
674,786	EUR	Tranche A1, 9.518% Cash or Payment-in-kind Interest, due 9/30/17 (b)(c)(g)	762,504
1,007,160	EUR	Tranche A2, 9.518% Cash or Payment-in-kind Interest, due 9/30/17 (b)(c)(g)	1,138,085
			1,979,357
		Gaming & Entertainment - 0.83%
20,000,000		Land Holdings LLC, Term Loan, 12.000%, due 6/27/20 (c)	19,700,000
		Healthcare - 0.90%
22,300,139		Rural/Metro Corp., Term Loan, 8.000% Cash and 1.000% Payment-in-kind Interest, due 6/30/18 (c)(g)	21,296,632
		Manufacturing - 0.43%
10,100,000		Liberty Tire Recycling LLC, Term Loan, 6.330% Cash and 7.000% Payment-in-kind Interest, due 4/1/16 (b)(c)(g)	10,100,000
		Retailers - 0.91%
5,000,000		Gymboree Corp., Term Loan, 1st Lien, 5.000%, due 2/23/18 (c)	3,477,085
26,750,558		Weight Watchers International, Inc., Term Loan, 4.000%, due 4/2/20 (c)	17,945,157
			21,422,242

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

Principal Amount ‡		Security†	Value (Note 1)

Term Loans (continued)
		Services - 0.87%
		Education Management LLC:
8,875,619		Term Loan A, 5.500%, due 7/2/20 (c)	$8,372,664
14,792,696		Term Loan B, 8.500%, due 7/2/20 (c)	12,228,633
			20,601,297
		Utilities - 3.12%
		Longview Power LLC*:
9,949,539		DIP Loan, 9.000%, due 11/27/15 (b)(c)	19,139,043
53,047,387		Term Loan, due 3/1/14	35,276,512
29,429,232		Term Loan, due 10/31/17	19,570,439
			73,985,994
		Total Term Loans (Cost $249,985,821)	247,622,686
Claims - 3.22%
		Financials - 2.95%
285,000,000		Lehman Brothers, Inc., SIPA Claims (d)	69,825,000
		Food & Beverage - 0.27%
		Pescanova S.A. (Spain):
12,000	EUR	Contingent Claims, due 12/31/40 (b)(d)	—
192,215,129	EUR	Ordinary Claims, due 12/31/40 (d)	6,516,062
2,000,189	EUR	Subordinate Claims, due 12/31/40 (b)(d)	—
			6,516,062
		Total Claims (Cost $109,298,390)	76,341,062
Municipal Bonds - 0.17%
		Gaming & Entertainment - 0.08%
5,200,000		New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC OID, due 10/1/37*	1,872,000
		Utilities - 0.09%
4,000,000		Puerto Rico Electric Power Authority, 7.000%, due 7/1/33	2,075,160
		Total Municipal Bonds (Cost $4,798,193)	3,947,160

Shares

Convertible Preferred Stocks - 0.53%
		Transportation - 0.53%
4,435		CEVA Holdings LLC, Series A-1 (d)(e)	4,546,101
10,196		CEVA Holdings LLC, Series A-2 (d)(e)	7,901,644
		Total Convertible Preferred Stocks (Cost $17,733,657)	12,447,745
Preferred Stocks - 2.84%
		Energy - 0.13%
1,122,431		Lone Pine Resources, Inc. (Canada) (b)(d)	3,120,358
		Financials - 2.21%
120,774		Concrete Investment II SCA (Luxembourg) (d)	19,174,592
100,000		Federal Home Loan Mortgage Corp., 5.300% (d)	535,250
60,000		Federal Home Loan Mortgage Corp., Series G (c)(d)	339,000
Shares	Security†	Value (Note 1)

	Financials (continued)
89,283	Federal Home Loan Mortgage Corp., Series H, 5.100% (d)	$558,019
63,188	Federal Home Loan Mortgage Corp., Series K, 5.790% (d)	394,925
52,500	Federal Home Loan Mortgage Corp., Series L (c)(d)	317,756
207,640	Federal Home Loan Mortgage Corp., Series M (c)(d)	1,256,222
23,500	Federal Home Loan Mortgage Corp., Series N (c)(d)	136,300
336,223	Federal Home Loan Mortgage Corp., Series P, 6.000% (d)	2,118,205
224,580	Federal Home Loan Mortgage Corp., Series R, 5.700% (d)	1,302,564
165,000	Federal Home Loan Mortgage Corp., Series S (c)(d)	940,500
100,000	Federal Home Loan Mortgage Corp., Series U, 5.900% (d)	310,000
637,722	Federal Home Loan Mortgage Corp., Series V, 5.570% (d)	1,913,166
392,089	Federal Home Loan Mortgage Corp., Series W, 5.660% (d)	1,278,210
203,813	Federal Home Loan Mortgage Corp., Series X, 6.020% (d)	682,774
100,000	Federal Home Loan Mortgage Corp., Series Y, 6.550% (d)	346,250
500,000	Federal Home Loan Mortgage Corp., Series Z, 8.375% (c)(d)	2,050,000
96,750	Federal National Mortgage Association, Series H, 5.810% (d)	557,280
478,000	Federal National Mortgage Association, Series M, 4.750% (d)	2,934,920
1,293,000	Federal National Mortgage Association, Series 0, 7.000% (c)(d)	8,145,900
100,000	Federal National Mortgage Association, Series P (c)(d)	290,000
564,650	Federal National Mortgage Association, Series S, 8.250% (c)(d)	2,275,539
750,000	Federal National Mortgage Association, Series T, 8.250% (d)	4,417,500
		52,274,872
	Services - 0.50%
118,342	Education Management LLC, Class A-1 (d)	8,136,028
335,499	Education Management LLC, Class A-2 (d)	3,774,360
		11,910,388
	Total Preferred Stocks (Cost $93,595,739)	67,305,618
Private Equities - 0.56%
	Automotive - 0.35%
10,000,000	International Automotive Components Group LLC (d)	8,250,000

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

Shares	Security†	Value (Note 1)

Private Equities (continued)
	Consumer Products - 0.17%
1,451,633,736,280	Ideal Standard International Equity S.A. Alpecs (Luxembourg) (d)(e)	$3,977,820
	Energy - 0.04%
19,700	Thunderbird Resources L.P. (b)(d)(j)	1,043,306
	Total Private Equities (Cost $20,685,512)	13,271,126
Common Stocks & Warrants - 6.55%
	Chemicals - 2.44%
867,448	MPM Holdings, Inc. (d)	22,987,372
1,310,842	MPM Holdings, Inc., Restricted Shares (d)(e)	34,737,313
478,500	Phosphate Holdings, Inc. (d)(f)	31,103
		57,755,788
	Energy - 0.85%
124,461	Geokinetics Holdings USA, Inc. (d)(e)	11,201,490
374,199	Lone Pine Resources, Inc. (b)(d)	—
374,199	Lone Pine Resources Canada Ltd. (Canada) (b)(d)	972,918
1,122,431	Lone Pine Resources, Inc. Multiple Voting Shares (b)(d)	—
5,000	New Gulf Resources LLC, Warrants (d)	500,000
50,000	Platinum Energy Solutions, Inc. (b)(d)(e)	1,208,500
10,874	Platinum Energy Solutions, Inc., Warrants (b)(d)(e)	—
4,000,000	Sabine Oil & Gas Corp. (d)	880,000
63,924	Thunderbird Resources Equity, Inc. (b)(d)	5,292,262
		20,055,170
	Financials - 1.55%
3,725,000	Federal Home Loan Mortgage Corp. (d)	8,008,750
1,700,000	Rescap Liquidating Trust	25,585,000
1,407,040	WMI Holdings Corp. (d)	3,025,136
		36,618,886
	Gaming & Entertainment - 0.23%
255,200	Pinnacle Entertainment, Inc. (d)	5,397,480
	Manufacturing - 0.00%
173,575	Liberty Tire Recycling LLC, Warrants, expire 12/12/19 (b)(d)(j)	—
	Media/Cable - 1.18%
971,678	Cengage Learning Holdings II, Inc.	21,862,755
2,311,360	Radio One, Inc., Class D (d)(f)	4,345,357
681,637	Spanish Broadcasting System, Inc., Class A (d)(f)	1,806,338
		28,014,450
	Metals & Mining - 0.08%
813,469	Tembec, Inc. (Canada) (d)	1,805,290
	Services - 0.03%
499,061	Affinion Group, Inc., Warrants, Series A (d)	636,303
6,422,764	Affinion Group, Inc., Warrants, Series B (d)	128,455
		764,758
Shares	Security†	Value (Note 1)

	Transportation - 0.15%
4,710	CEVA Holdings LLC (d)(e)	$3,650,180
	Utilities - 0.04%
32,549,441	EME Reorganization Trust	1,074,132
	Total Common Stocks & Warrants (Cost $193,666,067)	155,136,134
Closed-End Funds - 3.50%
	Financials - 3.50%
296,871	Ares Dynamic Credit Allocation Fund, Inc.	4,746,967
2,154,501	BlackRock Corporate High Yield Fund, Inc.	24,238,136
907,686	BlackRock Credit Allocation Income Trust	12,235,607
345,156	Deutsche High Income Opportunities Fund, Inc.	4,787,314
803,306	First Trust High Income Long/Short Fund	12,965,359
425,826	Neuberger Berman High Yield Strategies Fund, Inc.	5,271,726
565,757	New America High Income Fund, Inc. (The)	5,120,101
531,872	Western Asset High Yield Defined Opportunity Fund, Inc.	8,366,347
1,025,669	Western Asset Managed High Income Fund, Inc.	5,251,425
	Total Closed-End Funds (Cost $87,914,335)	82,982,982
	Total Investment Portfolio - 84.69% (Cost $2,529,725,792)	2,005,881,596
	Other Assets less Liabilities - 15.31% (h)(i)	362,606,844
	NET ASSETS - 100.00%	$2,368,488,440
	Investor Class:
	Net assets applicable to 74,446,706 shares outstanding	$707,115,847
	Net asset value, offering and redemption price per share	$9.50
	Institutional Class:
	Net assets applicable to 175,102,256 shares outstanding	$1,661,372,593
	Net asset value, offering and redemption price per share	$9.49

Notes:

CAD: Canadian Dollar.

DIP: Debtor-In-Possession.

EUR: Euro.

OID: Original Issue Discount.

SIPA: Securities Investor Protection Act of 1970.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2015.
(d)	Non-income producing security.

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust

Third Avenue Focused Credit Fund

Portfolio of Investments (continued)

at January 31, 2015 (Unaudited)

(e) Security subject to restrictions on resale.

Shares/ Principal Amount ‡		Issuer	Acquisition Date	Cost	Market Value Per Unit
4,710		CEVA Holdings LLC	5/29/13	$5,355,643	$774.99
4,435		CEVA Holdings LLC, Series A-1 Convertible Pfd.	5/29/13	4,435,224	1,025.05
10,196		CEVA Holdings LLC, Series A-2, Convertible Pfd.	5/29/13	13,298,434	774.97
124,461		Geokinetics Holdings USA, Inc.	5/22/13-5/14/14	13,060,780	90.00
1,451,633,736,280		Ideal Standard International Equity S.A. Alpecs	10 /31/14	9,915,530	0.00	*
30,475,697	EUR	Ideal Standard International S.A, Series C, 11.750% Cash or 17.750%, Payment-in-kind Interest, due 5/1/18	10/31/14-11/3/14	36,808,185	92.09
1,310,842		MPM Holdings, Inc., Restricted Shares	10/24/14	21,367,809	26.50
50,000		Platinum Energy Solutions, Inc.	10/4/13	1,486,746	24.17
10,874		Platinum Energy Solutions, Inc., Warrants	10/4/13	9,743	0.00

EUR - Euro.
* Amount less than $0.01.
‡ Denominated in U.S. Dollars unless otherwise noted.
At January 31, 2015, these restricted securities had a total market value of $95,289,506 or 4.02% of net assets of the Fund.
(f)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(g)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(h)	A portion is segregated for future fund commitment.
(i)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts.
(j)	Security is held in the blocker.
*	Issuer in default.
^	Expressed in units.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.

Country Concentration

% of Net Assets
United States	74.01%
Luxembourg	5.69
Netherlands	3.21
United Kingdom	1.20
Canada	0.30
Spain	0.28
Total	84.69%

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Unrealized Depreciation
1,380,000 CAD	JPMorgan Chase Bank, N.A.	2/26/15	$1,085,876	$1,085,594	$(282)
4,000,000 CAD	Goldman Sachs & Co.	2/26/15	3,166,872	3,146,649	(20,223)
4,637,500 EUR	JPMorgan Chase Bank, N.A.	2/26/15	5,247,334	5,241,564	(5,770)
					$(26,275)

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Unrealized Appreciation/ (Depreciation)
30,256,000 CAD	Goldman Sachs & Co.	2/26/15	$24,368,996	$23,801,255	$567,741
71,000,000 EUR	Goldman Sachs & Co.	2/26/15	79,842,844	80,248,189	(405,345)
71,000,000 EUR	JPMorgan Chase Bank, N.A.	2/26/15	79,875,142	80,248,189	(373,047)
20,000,000 EUR	Macquarie Bank, Ltd.	2/26/15	22,496,000	22,605,123	(109,123)
					$(319,774)

CAD: Canadian Dollar.

EUR: Euro.

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust

Notes to Portfolios of Investments

January 31, 2015 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At January 31, 2015, such securities had a total fair value of $4,574,394 or 0.23% of net assets of Third Avenue Value Fund, $28,200,576 or 0.82% of net assets of Third Avenue Real Estate Value Fund, and $101,999,735 or 4.31% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at January 31, 2015. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active

13

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Claims—Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features

14

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Funds’ investments as of January 31, 2015:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Automotive	$49,050,694	$—	$—	$—	$—
Building & Construction Products/Services	—	—	—	13,801,267	—
Chemicals	—	—	—	—	31,103
Diversified Holding Companies	—	14,726,687	—	17,229,071	—
Energy	—	—	—	—	880,000
Financials	—	—	—	—	36,618,886
Forest Products & Paper	—	6,694,301	240,003,979	10,480,497	—
Insurance	—	—	—	11,808,061	—
Insurance & Reinsurance	132,992,403	30,669,297	—	—	—
Lodging & Hotels	—	—	28,955,088	—	—
Metals & Mining	—	—	—	8,416,333	1,805,290
Non-U.S. Real Estate Operating Companies	—	—	110,525,597	—	—
Oil & Gas Production & Services	145,901,914	—	—	—	—
Real Estate	—	—	—	9,051,222	—
U.S. Real Estate Operating Companies	109,781,212	23,086,971	166,633,869	—	—
Other**	903,560,899	365,889,980	848,923,172	13,019,487	34,486,062
Preferred Stocks:
Financials	—	—	—	—	30,811,780
Closed-End Funds:
Financials	—	—	—	—	82,982,982
Total for Level 1 Securities	1,341,287,122	441,067,236	1,395,041,705	83,805,938	187,616,103
15

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Summary by level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	$108,943,759	$—	$—	$22,881,471	$—
Building & Construction Products/Services	—	—	—	7,183,725	—
Capital Goods	—	—	—	7,652,331	—
Diversified Holding Companies	217,054,159	11,988,981	—	9,162,241	—
Diversified Operations	—	—	—	12,389,834	—
Financials	—	—	—	8,835,071	—
Food & Beverage	—	—	—	3,551,694	—
Forest Products & Paper	—	—	—	14,383,286	—
Insurance	—	—	—	5,694,655	—
Investment Technology Services	—	—	—	4,133,606	—
Lodging & Hotels	—	—	59,393,029	—	—
Media	—	—	—	9,033,905	—
Metals & Mining	—	—	—	9,584,061	—
Non-U.S. Real Estate Consulting/Management	—	—	71,664,816	—	—
Non-U.S. Real Estate Investment Trusts	—	—	360,389,163	—	—
Non-U.S. Real Estate Operating Companies	46,217,229	—	808,592,718	—	—
Oil & Gas Production & Services	78,268,637	—	—	16,844,671	—
Pharmaceuticals	—	—	—	5,811,973	—
Real Estate	—	—	—	18,058,532	—
Securities Brokerage	39,516,329	—	—	4,087,721	—
Telecommunications	57,507,590	—	—	22,596,501	—
Preferred Stocks:
Financials	—	—	—	—	2,288,500
Services	—	—	—	—	11,910,388
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds	—	—	—	—	3,947,160
Corporate Bonds & Notes	—	—	—	—	1,254,212,223
Term Loans	—	—	—	—	94,284,603
Claims	15,459,868	—	—	—	69,825,000
Purchased Options:
Foreign Currency Put Options	—	—	2,999,016	—	—
Short Term Investments:
U.S. Government Obligations	—	—	99,999,931	—	—
Total for Level 2 Securities	562,967,571	11,988,981	1,403,038,673	181,885,278	1,436,467,874
16

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Summary by level of inputs (continued)

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Chemicals	$—		$—	$—	$—	$57,724,685
Consumer Products	—	*	—	—	—	—
Energy	—		—	—	—	19,175,170	*
Financial Insurance	285,000		—	—	—	—
Insurance & Reinsurance	49,725		—	—	—	—
Manufacturing	—		—	—	—	—	*
Services	—		—	—	—	764,758
Transportation	—		—	—	—	3,650,180
U.S. Real Estate Operating Companies	—		—	25,124,268	—	—
Limited Partnerships:
Insurance & Reinsurance	67,684		—	—	—	—
Convertible Preferred Stocks:
Transportation	—		—	—	—	12,447,745
Preferred Stocks:
Energy	—		—	—	—	3,120,358
Financials	—		—	—	—	19,174,592
Non-U.S. Real Estate Operating Companies	—		—	30,116,941	—	—
Corporate Bonds & Notes	4,171,985		—	—	—	92,614,860	*
Term Loans	—		—	3,076,308	—	153,338,083
Claims	—		—	—	—	6,516,062	*
Private Equities:
Automotive	—		—	—	—	8,250,000
Consumer Products	—		—	—	—	3,977,820
Energy	—		—	—	—	1,043,306
U.S. Real Estate Operating Companies	—		—	107,455,883	—	—
Total for Level 3 Securities	4,574,394		—	165,773,400	—	381,797,619
Total Value of Investments	$1,908,829,087		$453,056,217	$2,963,853,778	$265,691,216	$2,005,881,596
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Foreign Currency Options	$—		$—	$(177,281)	$—	$—
Forward Foreign Currency Contracts-Assets	—		—	5,778,854	—	567,741
Forward Foreign Currency Contracts-Liabilities	—		—	(408,385)	—	(913,790)
Total Appreciation/(Depreciation) or Market Value of Other Financial Instruments	$—		$—	$5,193,188	$—	$(346,049)

†	The values of securities that were transferred from Level 1 on October 31, 2014 to Level 2 on January 31, 2015 for Third Avenue Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund were $603,397,105, $1,175,118,510, $201,316,595 and $1,643,775, respectively. The transfers were due to certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of the local trading at period end. The values of securities that were transferred from Level 2 on October 31, 2014 to Level 1 on January 31, 2015 for Third Avenue International Value Fund, and Third Avenue Focused Credit Fund were $13,917,610 and $6,419,558, respectively. The transfers were due to the availability of quoted prices in active markets at period end.
*	Includes investments fair valued at zero.
**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

17

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks		Corporate Bonds & Notes	Limited Partnerships	Total
Balance as of 10/31/14 (fair value)
Consumer Products	$—	*	$4,507,464	$—	$4,507,464
Financial Insurance	259,000		—	—	259,000
Insurance & Reinsurance	40,800		—	92,941	133,741
Net change in unrealized gain/(loss)
Consumer Products	—		(335,479)	—	(335,479)
Financial Insurance	26,000		—	—	26,000
Insurance & Reinsurance	8,925		—	(25,257)	(16,332)
Balance as of 1/31/15 (fair value)
Consumer Products	—	*	4,171,985	—	4,171,985
Financial Insurance	285,000		—	—	285,000
Insurance & Reinsurance	49,725		—	67,684	117,409
Total	$334,725		$4,171,985	$67,684	$4,574,394
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2015					$(325,811)

*	Investments fair valued at zero.

Third Avenue Real Estate Value Fund

	Common Stocks & Warrants	Preferred Stocks	Private Equities	Term Loans	Total
Balance as of 10/31/14 (fair value)
Non-U.S. Real Estate Operating Companies	$—	$33,993,569	$—	$3,337,522	$37,331,091
U.S. Real Estate Operating Companies	19,295,656	—	100,965,259	—	120,260,915
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—	—	—	70,550	70,550
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	—	(3,876,628)	—	(331,764)	(4,208,392)
U.S. Real Estate Operating Companies	5,828,612	—	6,490,624	—	12,319,236
Balance as of 1/31/15 (fair value)
Non-U.S. Real Estate Operating Companies	—	30,116,941	—	3,076,308	33,193,249
U.S. Real Estate Operating Companies	25,124,268	—	107,455,883	—	132,580,151
Total	$25,124,268	$30,116,941	$107,455,883	$3,076,308	$165,773,400
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2015					$8,110,844
18

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Third Avenue Focused Credit Fund

	Corporate Bonds & Notes	Term Loans	Common Stocks and Warrants	Preferred and Convertible Preferred Stocks		Private Equities and Claims		Total
Balance as of 10/31/14 (fair value)
Automotive	$—	$—	$—	$—		$10,625,000	(c)	$10,625,000
Chemicals	—	57,938,000	71,883,570	—		—		129,821,570
Consumer Products	61,765,296	—	—	—		4,354,901	(c)	66,120,197
Energy	22,979,360 *	40,703,101	21,193,777 *	3,120,358	(a)	1,043,306	(c)	89,039,902
Financials	—	2,147,439	—	21,642,730	(a)	—		23,790,169
Food & Beverage	—	—	—	—		9,431,221	*(d)	9,431,221
Gaming & Entertainment	—	19,600,000	—	—		—		19,600,000
Healthcare	—	21,296,632	—	—		—		21,296,632
Media/Cable	— *	—	—	—		—		—
Metals & Mining	41,652,303	—	—	—		—		41,652,303
Services	—	—	1,005,503	—		—		1,005,503
Technology	4,358,290	—	—	—		—		4,358,290
Transportation	—	—	4,533,288	15,623,470	(b)	—		20,156,758
Utilities	—	70,353,585	—	—		—		70,353,585
Transfer out of Level 3^
Energy	(16,012,500)	—	—	—		—		(16,012,500)
Utilities	—	(19,129,000)	—	—		—		(19,129,000)
Purchases
Manufacturing	—	10,050,000	— †	—		—	†	10,050,000
Utilities	—	3,224,388	—	—		—		3,224,388
Sales
Chemicals	—	(57,872,500)	—	—		—		(57,872,500)
Consumer Products	(5,236,445)	—	—	—		—		(5,236,445)
Energy	(6,966,860)	—	—	—		—		(6,966,860)
Bond discount
Chemicals	—	1,700,208	—	—		—		1,700,208
Consumer Products	486,117	—	—	—		—		486,117
Energy	228	296,434	—	—		—		296,662
Gaming & Entertainment	—	11,994	—	—		—		11,994
Healthcare	—	74,864	—	—		—		74,864
Manufacturing	—	4,949	—	—		—		4,949
Metals & Mining	411,327	—	—	—		—		411,327
Payment-in-kind
Chemicals	—	5,538,480	—	—		—		5,538,480
Consumer Products	5,891,981	—	—	—		—		5,891,981
Financials	—	45,382	—	—		—		45,382
Return of Capital
Food & Beverage	—	—	—	—		(273,692	)(d)	(273,692)
Net change in unrealized gain/(loss)
Automotive	—	—	—	—		(2,375,000	)(c)	(2,375,000)
Chemicals	—	(2,735,362)	(14,158,885)	—		—		(16,894,247)
Consumer Products	(7,402,121)	—	—	—		(377,081	)(c)	(7,779,202)
Energy	(39,404)	(1,110,496)	(2,018,607)	—		—		(3,168,507)
Financials	—	(213,464)	—	(2,468,138	)(a)	—		(2,681,602)
Food & Beverage	—	—	—	—		(2,641,467)		(2,641,467)
Gaming & Entertainment	—	88,006	—	—		—		88,006
Healthcare	—	(74,864)	—	—		—		(74,864)
Manufacturing	—	45,051	—	—		—		45,051
Metals & Mining	(8,923,427)	—	—	—		—		(8,923,427)
Services	—	—	(240,745)	—		—		(240,745)
19

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Third Avenue Focused Credit Fund reconciliation of Level 3 investments (continued)

	Corporate Bonds & Notes		Term Loans	Common Stocks and Warrants		Preferred and Convertible Preferred Stocks		Private Equities and Claims		Total
Net change in unrealized gain/(loss) (continued)
Technology		$(281,180)	$—	$—		$—		$—		$(281,180)
Transportation	—		—	(883,108)		(3,175,725	)(b)	—		(4,058,833)
Utilities	—		(33,418)	—		—		—		(33,418)
Net realized gain/(loss)
Chemicals	—		1,388,674	—		—		—		1,388,674
Consumer Products		(107,281)	—	—		—		—		(107,281)
Energy	39,176		—	—		—		—		39,176
Balance as of 1/31/15 (fair value)
Automotive	—		—	—		—		8,250,000	(c)	8,250,000
Chemicals	—		5,957,500	57,724,685		—		—		63,682,185
Consumer Products	55,397,547		—	—		—		3,977,820	(c)	59,375,367
Energy	—	*	39,889,039	19,175,170	*	3,120,358	(a)	1,043,306	(c)	63,227,873
Financials	—		1,979,357	—		19,174,592	(a)	—		21,153,949
Food & Beverage	—		—	—		—		6,516,062	*(d)	6,516,062
Gaming & Entertainment	—		19,700,000	—		—		—		19,700,000
Healthcare	—		21,296,632	—		—		—		21,296,632
Manufacturing	—		10,100,000	—	*	—		—		10,100,000
Media/Cable	—	*	—	—		—		—		—
Metals & Mining	33,140,203		—	—		—		—		33,140,203
Services	—		—	764,758		—		—		764,758
Technology	4,077,110		—	—		—		—		4,077,110
Transportation	—		—	3,650,180		12,447,745	(b)	—		16,097,925
Utilities	—		54,415,555	—		—		—		54,415,555
Total	$92,614,860		$153,338,083	$81,314,793		$34,742,695		$19,787,188		$381,797,619
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2015.										$(48,980,031)

^	Transfers out of level 3 are recorded utilizing values as of the beginning of the period. The transfers are due to increase in trading activities at period end.
*	Includes investments fair valued at zero.
†	Investments acquired through corporate actions with zero cost.
(a)	Preferred Stocks
(b)	Convertible Preferred Stocks
(c)	Private Equities
(d)	Claims
20

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

				Range
	Fair Value at			(Weighted
Third Avenue Value Fund	1/31/15	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Other (b)	$4,574
				Range
	Fair Value at			(Weighted
Third Avenue Real Estate Value Fund	1/31/15	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Private Equities	$107,456	Broker Quote	#	$3.72
Preferred Stocks	30,117	Broker Quote	#	$158.76
Common Stocks	25,124	Option Pricing Model (a)	Share volatility	0.58% (N/A)
Term Loans	3,076	Book Value	Restructuring value	1.0x (1.0x)
	$165,773
				Range
	Fair Value at			(Weighted
Third Avenue Focused Credit Fund	1/31/15	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$92,615	Broker Quote	#	$14.50-$105.65
Term Loans	76,273	Broker Quote	#	$66.50-$98.50
Common Stocks	72,576	Broker Quote	#	$26.50-$774.99
Term Loans	59,028	Book Value	Restructuring value	$98.00-$192.36
Preferred Stocks	19,175	Broker Quote	#	$158.76
Term Loans	18,037	Book Value	Restructuring value	1.0x (1.0x)
Convertible Preferred Stocks	12,448	Broker Quote	#	$774.97-$1,025.05
Private Equities	12,228	Broker Quote	#	$0.00*-$0.83
Claims	6,516	Broker Quote	#	$3.39
Other (b)	12,902
	$381,798

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.
*	Amount less than $0.01.
The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2015.

21

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended January 31, 2015, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments or foreign currency transactions.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended January 31, 2015, Third Avenue Real Estate Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

During the period ended January 31, 2015, Third Avenue Value Fund used written put options on equities to gain long exposure to the underlying instruments and enhance the yield of the Fund. Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging purposes and written put options on equities to gain long exposure to the underlying instruments. As of January 31, 2015, the Third Avenue Value Fund and Third Avenue Real Estate Value Fund no longer held any written put options on equities.

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of January 31, 2015:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund
Gross unrealized appreciation	$430,748,782	$114,310,221	$833,312,534	$47,535,383	$116,990,972
Gross unrealized depreciation	(197,751,355)	(21,717,923)	(67,400,940)	(71,405,850)	(640,835,168)
Net unrealized appreciation/(depreciation)	$232,997,427	$92,592,298	$765,911,594	$(23,870,467)	$(523,844,196)
Aggregate book cost	$1,675,831,660	$360,463,919	$2,197,942,184	$289,561,683	$2,529,725,792
22

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2015 (Unaudited)

3. COMMITMENTS AND CONTINGENCIES

At January 31, 2015, Third Avenue Focused Credit Fund had the following commitments and contingencies.

		Amount of	Funded	Value of
Issuer	Type	Commitment	Commitment	Segregated Securities
Longview Power LLC	Debtor-In-Possession Loan	$13,818,803	$9,949,539	$3,869,264

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

23

BOARD OF TRUSTEES
David M. Barse	Patrick Reinkemeyer
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman
Eric Rakowski

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

ABOUT THIRD AVENUE MANAGEMENT

Third Avenue Management LLC is a New York-based global asset manager that has adhered to a proven value investment philosophy since its founding in 1986. Third Avenue’s disciplined approach seeks to maximize long-term, risk-adjusted returns by focusing on corporate financial stability, and price conscious, opportunistic security selection throughout the capital structure..

If you would like further information about Third Avenue Funds, please contact your relationship manager or email clientservice@thirdave.com

622 Third Avenue, 31st floor | New York, New York 10017
www.thirdave.com

Item 2. Controls and Procedures.

(a)	The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	The Trust's principal executive officer and principal financial officer are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	March 16, 2015

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	March 16, 2015